Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 25, 2014		Jul. 26, 2013		Apr. 25, 2014		Apr. 26, 2013	Apr. 27, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	$ (597)		$ (492)		$ (492)		$ (473)	$ (224)
Other comprehensive (loss) income before reclassifications, before tax	167		(118)		(136)
Tax benefit (expense)	(58)		42		39
Other comprehensive (loss) income before reclassifications, net of tax	109		(76)		(97)
Reclassifications, before tax	1		(10)		(15)
Tax benefit (expense)	(1)		2		7
Reclassifications, net of tax	0		(8)		(8)
Other comprehensive (loss) income, net of tax	109		(84)		(105)		(19)	(249)
Accumulated other comprehensive loss, end of period	(488)		(576)		(597)		(492)	(473)
Unrealized Gain (Loss) on Available-for-Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	(6)		97		97
Other comprehensive (loss) income before reclassifications, before tax	107		(131)		(89)
Tax benefit (expense)	(39)		48		32
Other comprehensive (loss) income before reclassifications, net of tax	68		(83)		(57)
Reclassifications, before tax	(21)		(18)		(72)
Tax benefit (expense)	7		6		26
Reclassifications, net of tax	(14)	[1]	(12)	[1]	(46)	[2]
Other comprehensive (loss) income, net of tax	54		(95)		(103)
Accumulated other comprehensive loss, end of period	48		2		(6)
Cumulative Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	218	[3]	205	[3]	205	[3]
Other comprehensive (loss) income before reclassifications, before tax	1	[3]	(5)	[3]	13	[3]
Tax benefit (expense)	0	[3]	0	[3]	0	[3]
Other comprehensive (loss) income before reclassifications, net of tax	1	[3]	(5)	[3]	13	[3]
Reclassifications, before tax	0	[3]	0	[3]	0	[3]
Tax benefit (expense)	0	[3]	0	[3]	0	[3]
Reclassifications, net of tax	0	[3]	0	[3]	0	[3]
Other comprehensive (loss) income, net of tax	1	[3]	(5)	[3]	13	[3]
Accumulated other comprehensive loss, end of period	219	[3]	200	[3]	218	[3]
Net Change in Retirement Obligations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	(765)		(852)		(852)
Other comprehensive (loss) income before reclassifications, before tax	4		0		60
Tax benefit (expense)	0		0		(37)
Other comprehensive (loss) income before reclassifications, net of tax	4		0		23
Reclassifications, before tax	19		23		99
Tax benefit (expense)	(6)		(9)		(35)
Reclassifications, net of tax	13	[4]	14	[4]	64	[5]
Other comprehensive (loss) income, net of tax	17		14		87
Accumulated other comprehensive loss, end of period	(748)		(838)		(765)
Unrealized Gain (Loss) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	(44)		58		58
Other comprehensive (loss) income before reclassifications, before tax	55		18		(120)
Tax benefit (expense)	(19)		(6)		44
Other comprehensive (loss) income before reclassifications, net of tax	36		12		(76)
Reclassifications, before tax	3		(15)		(42)
Tax benefit (expense)	(2)		5		16
Reclassifications, net of tax	1	[6]	(10)	[6]	(26)	[6]
Other comprehensive (loss) income, net of tax	37		2		(102)
Accumulated other comprehensive loss, end of period	$ (7)		$ 60		$ (44)

[1]	Represents net realized gains on sales of available-for-sale securities that were reclassified from AOCI to other expense, net (see Note 6).
[2]	Represents net realized gains on sales of available-for-sale securities that were reclassified from AOCI to other expense, net (see Note 5).
[3]	Taxes are not provided on CTA as substantially all translation adjustments relate to earnings that are intended to be indefinitely reinvested outside the U.S.
[4]	Includes net amortization of prior service costs and actuarial losses included in net periodic benefit cost (see Note 17).
[5]	Includes net amortization of prior service costs and actuarial losses included in net periodic benefit cost (see Note 14).
[6]	Relates to foreign currency cash flow hedges that were reclassified from AOCI to other expense, net or cost of products sold and forward starting interest rate derivative instruments that were reclassified from AOCI to interest expense, net (see Note 9).